TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

	December 31, 2025 $	December 31, 2024 $
Trade receivables from doré and concentrate sales	20,761	26,702
Advances and other receivables	8,248	4,332
Value added tax receivables	45,352	68,950
Trade and other receivables	74,361	99,984